OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Other accounts receivable and prepaid expenses consisted of the following at December 31, 2024 and 2023, respectively:

	December 31, 2024	December 31, 2023
Government authorities	$1,501	$1,369
Prepaid expenses	1,037	3,181
Advances to suppliers	4,587	2,124
Other receivables	33	285
Total	$7,158	$6,959